Retirement Benefit Plans - Disclosure of Movements in Fair Value of Scheme Assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	£ (1,025)
Interest income	54	£ 30	£ 5
Return on plan assets (excluding amounts included in net interest expense)	352	5,527	(454)
Ending balance	(657)	(1,025)
Fair value of scheme assets
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	(8,958)	(14,413)
Interest income	433	271
Contributions paid by employer and scheme members	198	223
Administration costs paid	(7)	(9)
Return on plan assets (excluding amounts included in net interest expense)	(352)	(5,527)
Benefits paid	(372)	(413)
Ending balance	£ (8,858)	£ (8,958)	£ (14,413)